Investment Securities -Additional Information (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2019 JPY (¥)
Disclosure of detailed information about financial instruments [abstract]
Transfer to retained earnings from disposal of equity instruments at fair value through other reserves	¥ 64,012